[Logo] Columbia Management Group
A FleetBoston Financial Company
One Financial Center
Boston, MA 02111




January 2, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust III (Trust)
          Liberty Federal Securities Fund
          File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2003 for the Fund do not differ from those contained in Post-Effective Amendment No. 127 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 20, 2002 (Accession Number 0000021847-02-000354).

The Fund's Prospectuses and Statement of Additional Information dated January 1, 2003, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.


Very truly yours,

Liberty Funds Trust III

/s/ Kevin Jacobs
Assistant Secretary